Joint Ventures and Associates - Summary of Shell Share of Comprehensive Income of Joint Ventures and Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Joint Ventures And Associates [Line Items]
Income for the period	$ 4,225	$ 3,545	$ 3,527
Other comprehensive income/(loss) for the period	170	(28)	(40)
Comprehensive income for the period	4,395	3,517	3,487
Associates [Member]
Disclosure Of Joint Ventures And Associates [Line Items]
Income for the period	2,123	1,213	2,619
Other comprehensive income/(loss) for the period	6	(106)	33
Comprehensive income for the period	2,129	1,107	2,652
Joint Ventures [Member]
Disclosure Of Joint Ventures And Associates [Line Items]
Income for the period	2,102	2,332	908
Other comprehensive income/(loss) for the period	164	78	(73)
Comprehensive income for the period	$ 2,266	$ 2,410	$ 835